Prepayments and other assets - Changes in the allowance for doubtful accounts (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Prepayments and other current assets
At the beginning of the year	¥ 3,124	¥ 3,124
Allowance made during the year	0	0
At the end of the year	¥ 3,124	¥ 3,124